Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets:
Cash and cash equivalents	$ 12,945	$ 9,408
Investments	2,778	3,117
Accounts receivable, net	27,276	24,431
Inventories	19,090	17,760
Assets held for sale	908	0
Other current assets	2,636	5,319
Total current assets	65,633	60,035
Long-term investments	21,096	23,025
Property and equipment, net	12,873	12,896
Operating lease right-of-use assets	17,872	19,122
Goodwill	78,150	79,121
Intangible assets, net	24,803	29,052
Separate accounts assets	3,228	5,087
Other assets	4,620	4,714
Total assets	228,275	233,052
Liabilities:
Accounts payable	14,838	12,544
Pharmacy claims and discounts payable	19,423	17,330
Health care costs payable	10,142	8,678
Policyholders’ funds	1,500	4,301
Accrued expenses	18,745	17,670
Other insurance liabilities	1,089	1,345
Current portion of operating lease liabilities	1,678	1,646
Current portion of long-term debt	1,778	4,205
Liabilities held for sale	228	0
Total current liabilities	69,421	67,719
Long-term operating lease liabilities	16,800	18,177
Long-term debt (1)	50,476	51,971
Deferred income taxes	4,016	6,115
Separate accounts liabilities	3,228	5,087
Other long-term insurance liabilities	5,835	7,235
Other long-term liabilities	6,730	1,907
Total liabilities	156,506	158,211
Commitments and contingencies (Note 17)
Shareholders’ equity:
Preferred stock, par value $0.01: 0.1 shares authorized; none issued or outstanding	0	0
Common stock, par value $0.01: 3,200 shares authorized; 1,758 shares issued and 1,300 shares outstanding at December 31, 2022 and 1,744 shares issued and 1,322 shares outstanding at December 31, 2021 and capital surplus	48,193	47,377
Treasury stock, at cost: 458 and 422 shares at December 31, 2022 and 2021	(31,858)	(28,173)
Retained earnings	56,398	54,997
Accumulated other comprehensive income (loss)	(1,264)	334
Total CVS Health shareholders’ equity	71,469	74,535
Noncontrolling interests	300	306
Total shareholders’ equity	71,769	74,841
Total liabilities and shareholders’ equity	$ 228,275	$ 233,052